Schedule I - Condensed Parent Only Financial Information - Condensed Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements, Captions [Line Items]
Revenues	$ 791,021	$ 879,396	$ 3,155,671	$ 3,785,063	$ 3,707,628
Selling, general, and administrative expenses	40,481	41,056	306,282	175,373	152,493
Depreciation and amortization	59,613	60,209	238,598	232,573	225,233
Operating income (loss)	37,588	31,438	67,006	213,674	(1,089,914)
Other Expenses [Abstract]
Changes in fair value of warrant liability	5,526	0	13,363
Interest expense, net	30,865	51,794	234,044	232,077	229,643
Total other expenses	36,391	51,794	247,407	232,077	229,643
Loss before income taxes and equity in net income of subsidiaries	1,197	(20,356)	(180,401)	(18,403)	(1,319,557)
Provision for income taxes	1,743	1,367	(5,331)	1,353	(168,334)
Net loss before equity in net income of subsidiaries	(546)	(21,723)	(175,070)	(19,756)	(1,151,223)
Net loss attributable to subsidiaries	38
Total comprehensive loss	$ (2,536)	$ (29,868)	(166,979)	(15,675)	(1,166,293)
Parent Company
Condensed Income Statements, Captions [Line Items]
Revenues			0	0	0
Cost of revenues			0	0	0
Selling, general, and administrative expenses			0	0	0
Depreciation and amortization			0	0	0
Total expenses			0	0	0
Operating income (loss)			0	0	0
Other Expenses [Abstract]
Changes in fair value of warrant liability			13,363	0	0
Interest expense, net			0	0	0
Total other expenses			13,363	0	0
Loss before income taxes and equity in net income of subsidiaries			(13,363)	0	0
Provision for income taxes			0	0	0
Net loss before equity in net income of subsidiaries			(13,363)	0	0
Equity in net loss of subsidiaries			(162,443)	(21,172)	(1,157,332)
Net loss attributable to subsidiaries			(175,806)	(21,172)	(1,157,332)
Other comprehensive income (loss), net of tax Equity in comprehensive income (loss) of subsidiaries			8,827	5,497	(8,961)
Total comprehensive loss			$ (166,979)	$ (15,675)	$ (1,166,293)